Subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subordinated liabilities
Dated loan capital	£ 5,968	£ 8,051
Undated loan capital	173	259
Preference shares	119	119
Total subordinated liabilities	£ 6,260	£ 8,429